Equity Focus ETF Average Annual Total Returns	12 Months Ended	15 Months Ended	32 Months Ended	55 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	31.51%	15.57%	17.75%	14.53%	13.10%
ETF
Prospectus [Line Items]
Average Annual Return, Percent	28.00%				16.87%	14.27%
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	27.78%				15.31%	12.41%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.73%				13.10%	11.19%